Shareholders’ equity	12 Months Ended
Dec. 31, 2022
Shareholders’ equity

30	Shareholders’ equity

Accounting policy

Common shares are classified in shareholders’ equity. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium account. Each time the repayment of a share premium is decided, such repayment shall be done pro-rata to the existing shareholders.

The distribution of dividends to the Company’s shareholders is recognized as a liability in the Company’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

Shares repurchased under buyback programs that are not cancelled, are reported as treasury shares and are deducted from shareholders’ equity. These shares are also deducted in the earnings per share calculation.

(a)	Capital

As of December 31, 2022, the outstanding capital of USD 132,439 (2021: USD 132,439) is comprised of 132,439 thousand subscribed and issued common shares (2021: 132,439 thousand), with par value of US$ 1.00 per share. In addition to the subscribed and issued common shares, NEXA also has an authorized, but unissued and unsubscribed share capital set at USD 231,925.

(b)	Treasury shares

On June 4, 2020, at NEXA’s Extraordinary General Meeting (“EGM”), the Company’s shareholders approved the cancellation of the 881,902 shares held in treasury, purchased based on a share buyback program in prior years. For this reason, after the cancellation that occurred on June 4, 2020, VSA holds 64.68% of NEXA’s equity.

(c)	Share premium

The share premium, if any, may be distributed to the shareholders in accordance with Luxembourg Commercial Companies Act by a resolution of the Board of Directors.

(d)	Additional paid in capital

Additional paid in capital arises from transactions recognized in equity that do not qualify as capital or share premium in accordance with Luxembourg Commercial Companies Act and, therefore, cannot be distributed to the shareholders of the Company.

(e)	Accumulated other comprehensive income

The changes in the accumulated other comprehensive income are as follows:

	Cumulative translation adjustment	Hedge accounting	Changes in fair value of financial instruments	Total
At January 01, 2020	(130,903)	1,263	-	(129,640)
Translation adjustment on foreign subsidiaries	(138,840)	-	-	(138,840)
Cash flow hedge accounting	-	3	-	3
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(875)	(875)
At December 31, 2020	(269,743)	1,266	(875)	(269,352)
Translation adjustment on foreign subsidiaries	(64,575)	-	-	(64,575)
Cash flow hedge accounting	-	327	-	327
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(7,441)	(7,441)
Changes in fair value of investments in equity instruments	-	-	(2,632)	(2,632)
At December 31, 2021	(334,318)	1,593	(10,948)	(343,673)
Translation adjustment on foreign subsidiaries	65,243	-	-	65,243
Cash flow hedge accounting	-	(331)	-	(331)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	343	343
Changes in fair value of investments in equity instruments	-	-	(3,608)	(3,608)
At December 31, 2022	(269,075)	1,262	(14,213)	(282,026)
Attributable to NEXA's shareholders				(243,124)
Attributable to non-controlling interests				(38,902)

(f)	Earnings per share

Basic earnings per share are computed by dividing the net income attributable to NEXA’s shareholders by the average number of outstanding shares for the year. Diluted earnings per share is computed in a similar way, but with the adjustment in the denominator when assuming the conversion of all shares that may be dilutive. The Company does not have any potentially dilutive shares and consequently the basic and diluted earnings per share are the same.

	2022	2021	2020
Net income (loss) for the year attributable to NEXA's shareholders	49,101	114,332	(559,247)
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,439
Earnings (losses) per share - USD	0.37	0.86	(4.22)

(g)	Dividend distribution

On February 15, 2022, the Company’s Board of Directors approved, subject to ratification by the Company’s shareholders at the 2023 annual shareholders’ meeting in accordance with Luxembourg laws, a cash distribution to the Company’s shareholders of USD 50,000. From this amount, USD 43,874 were distributed as dividends (cash dividend) and USD 6,126, as share premium (special cash dividend). This cash distribution was paid on March 25, 2022.

Additionally, the Company’s subsidiary, Pollarix, declared dividends to non-controlling interests, owned by Auren Energia S.A. (formerly Votorantim Geração de Energia S.A.), which is a related party, in the amounts of (i) USD 14,951 (BRL 73,515), on April 29, 2022; (ii) USD 3,163 (BRL 16,622), on December 27, 2022; and (iii) USD 4,961 (BRL 25,883), on December 31, 2022. From these amounts and from dividends declared in previous periods, payments of USD 9,449 (BRL 46,458), USD 2,996 (BRL 15,714) and USD 12,147 (BRL 63,825) were made in May, September and December of 2022, respectively.

(h)	Non-controlling interests

Summarized balance sheet	NEXA PERU		Pollarix S.A.
	2022	2021	2022	2021
Current assets	658,099	680,609	9,822	23,070
Current liabilities	260,980	288,736	8,820	13,279
Current net assets	397,119	391,873	1,002	9,791

Non-current assets	1,282,556	1,345,420	68,984	53,516
Non-current liabilities	409,106	566,059	-	-
Non-current net assets	873,449	779,361	68,984	53,516

Net assets	1,270,568	1,171,234	69,985	63,307

Accumulated non-controlling interests	217,167	213,997	50,842	44,011

Summarized income statement	NEXA PERU		Pollarix S.A.
	2022	2021	2022	2021
Net revenues	892,389	828,571	6,906	20,996
Net income for the year	106,501	94,706	29,635	39,136
Other comprehensive income (loss)	7,308	(940)	9,686	(2,977)
Total comprehensive income for the year	113,809	93,766	39,321	36,159

Comprehensive income attributable to non-controlling interests	1,199	12,991	30,870	24,947
Dividends paid to non-controlling interests	-	-	24,592	23,730

Summarized statement of cash flows	NEXA PERU		Pollarix S.A.
	2022	2021	2022	2021
Net cash provided by (used in) operating activities	196,850	179,842	4,474	(8,522)
Net cash used in investing activities	(86,969)	(93,632)	-	-
Net cash (used in) provided by financing activities	(137,426)	(92,905)	(6,945)	8,997
(Decrease) increase in cash and cash equivalents	(28,582)	(8,542)	(2,471)	475